S000040389 [Member] Expense Example, No Redemption - S000040389 [Member]	Dec. 31, 2025 USD ($)
C000125448 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	1,166
C000206835 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	$ 871